LONG-TERM INVESTMENT- Additional Information (Details)		12 Months Ended
	Oct. 28, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Jul. 31, 2024 CNY (¥)
Equity method investment
Total consideration | $			$ 4,038,588	$ 3,482,767
Gansu QLS
Equity method investment
Ownership interest acquired (in percent)			79.71%	79.71%
Caihou Capital (Shenzhen) Group Co., Ltd
Equity method investment
Ownership interest acquired (in percent)					25.00%
Total consideration | ¥					¥ 25,000,000
Payments to acquire investments	¥ 15,000,000	¥ 10,000,000	$ 1,402,584